Prospectus Supplement — January 18, 2013 to the Prospectus listed below, as supplemented

Fund	Prospectus Dated
Variable Portfolio-Invesco International Growth Fund	May 1, 2012

The Principal Investment Strategies of the Fund, as described under Summary of VP-Invesco International Growth Fund, are superseded and replaced as follows:

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund’s assets are primarily invested in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may also invest up to 30% of its net assets in securities that provide exposure to emerging markets.

The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can invest in futures contracts, including index futures, to seek exposure to certain asset classes. The Fund may also hold warrants in connection with the acquisition of securities.